Net finance costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income on financial assets at amortised cost:
Other receivables	£ 38	£ 10	£ 12
Cash and cash equivalents	18	3	2
Financial assets measured at fair value through profit or loss	(5)	4	4
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	208	(35)	(27)
Retranslation of loans and bonds	(208)	35	29
Total	51	17	20
Interest expense arising on:
Financial liabilities at amortised cost	(274)	(7)	(8)
Derivatives at fair value through profit or loss	6	(5)	(7)
Reclassification of hedges from other comprehensive income	18
Finance expense arising on lease liabilities	(4)	(4)	(7)
Other finance expense	(4)	(3)	(5)
Total	£ (258)	£ (19)	£ (27)